Organization and Significant Accounting Policies (Additional information) (Details)			3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 09, 2021 USD ($)	Jun. 07, 2021 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) Segment shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Segment shares	Jun. 30, 2021 USD ($) Segment shares	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)
Subsidiary Sale Of Stock [Line Items]
Business combination fee and expense received		$ 248,700,000
Percentage of reduction in work force			4.00%
Operating income			$ 10,000,000
Operating costs			2,000,000
Restricted Cash			0			$ 0		$ 4,800,000	$ 4,800,000	$ 0
Amortization expense						6,196,000	$ 4,234,000
Cash deposited FDIC insurance limits			30,300,000			30,300,000		49,000,000.0	121,600,000	1,300,000
Insurance claim settlement amount received						1,400,000		2,700,000	3,800,000
Provision of doubtful accounts			800,000			$ 800,000		$ 120,000.0	$ 97,000.0	50,000
Number of reporting segments | Segment						3		3	3
ROU assets Deferred rent reclassification			2,100,000			$ 2,100,000
ROU assets Prepaid rent reclassification			400,000			400,000
Operating lease, payments						39,200,000
Right Of Use Assets Recognized			37,600,000			37,600,000
Number of unit which goodwill allocated | Segment								3	3
Goodwill impairment losses			$ 0	$ 125,300,000	$ 0	$ 125,285,000	$ 0		$ 0	0
Capitalized Cost Estimated Useful Life								2 years	2 years
Amortization of capitalized cost								$ 973,000.0	$ 464,000.0	260,000
Impairment of long-lived assets								0	0	0
Debt issuance cost								0	918,000	1,206,000
Depletion and Marketing Allowance Reduction									1,700,000	3,900,000
Depletion allowance and marketing liability									216,000	147,000
Net revenues including excise taxes								10,900,000	$ 12,300,000	10,400,000
Expected dividend yield									0.00%
Term of plan		10 years
Advertising expense								$ 5,200,000	$ 2,200,000	$ 2,200,000
Federal income tax at the statutory rate			21.00%		21.00%	21.00%		21.00%	21.00%	21.00%
Additional shares received of common stock | shares			5,726,864			5,726,864		5,726,864	5,726,864
Expected volatility of common stock								55.00%	55.00%
Expected Realized benefits, Percentage								50.00%	50.00%
Captive
Subsidiary Sale Of Stock [Line Items]
Secured insurance claims limit	$ 10,000,000							$ 10,000,000.0
Captive Insurance Letter of Credit
Subsidiary Sale Of Stock [Line Items]
Restricted Cash								1,800,000			$ 1,800,000
Minimum
Subsidiary Sale Of Stock [Line Items]
Lease related assets								35,000,000.0
Lease related liabilities								37,000,000.0
Maximum
Subsidiary Sale Of Stock [Line Items]
Lease related assets								40,000,000.0
Lease related liabilities								42,000,000.0
2021 Omnibus Incentive Plan
Subsidiary Sale Of Stock [Line Items]
Term of plan		10 years
Wholesale
Subsidiary Sale Of Stock [Line Items]
Goodwill impairment losses				$ 116,300,000		$ 116,304,000
Wholesale | Minimum
Subsidiary Sale Of Stock [Line Items]
Payment Terms									30 days
Wholesale | Maximum
Subsidiary Sale Of Stock [Line Items]
Payment Terms									120 days
Line of Credit
Subsidiary Sale Of Stock [Line Items]
Debt issuance cost								0	$ 492,000.0	$ 280,000
Non-cash interest expense								132,000.0	53,000.0	242,000
New Term Loan
Subsidiary Sale Of Stock [Line Items]
Debt issuance cost								0	900,000	900,000
Non-cash interest expense								262,000.0	$ 26,000.0	$ 191,000
Loan And Security Agreement
Subsidiary Sale Of Stock [Line Items]
Cash collateral for borrowed securities			$ 4,800,000			4,800,000						$ 4,800,000
Revision of Prior Period, Reclassification, Adjustment
Subsidiary Sale Of Stock [Line Items]
Restricted Cash			1,800,000			1,800,000
Amortization expense			$ 2,100,000			$ 3,900,000
Previously Reported [Member]
Subsidiary Sale Of Stock [Line Items]
Restricted Cash								$ 6,600,000